Quarterly Holdings Report
for
Fidelity® New Millennium ETF
October 31, 2020
OTF-QTLY-1220
1.9897905.100

Schedule of Investments October 31, 2020 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 99.8%
	Shares	Value
COMMUNICATION SERVICES – 7.2%
Diversified Telecommunication Services – 2.4%
Cogent Communications Holdings, Inc.	758	$42,297
Verizon Communications, Inc.	3,572	203,568
		245,865
Media – 3.5%
Comcast Corp. Class A	7,811	329,937
Sinclair Broadcast Group, Inc. Class A	1,263	23,466
		353,403
Wireless Telecommunication Services – 1.3%
T-Mobile US, Inc. (a)	1,139	124,800
TOTAL COMMUNICATION SERVICES		724,068
CONSUMER DISCRETIONARY – 11.7%
Automobiles – 1.7%
Fiat Chrysler Automobiles N.V. (a)	7,806	95,936
General Motors Co.	2,320	80,109
		176,045
Hotels, Restaurants & Leisure – 1.3%
Churchill Downs, Inc.	340	50,711
Dunkin' Brands Group, Inc.	775	77,275
		127,986
Household Durables – 2.2%
D.R. Horton, Inc.	1,441	96,273
Mohawk Industries, Inc. (a)	478	49,325
NVR, Inc. (a)	18	71,156
		216,754
Internet & Direct Marketing Retail – 0.8%
Booking Holdings, Inc. (a)	48	77,880
Leisure Products – 1.3%
American Outdoor Brands, Inc. (a)	713	10,788
Peloton Interactive, Inc. Class A (a)	708	78,029
Smith & Wesson Brands, Inc.	2,660	44,129
		132,946
Specialty Retail – 3.2%
AutoZone, Inc. (a)	58	65,481
Best Buy Co., Inc.	676	75,408
National Vision Holdings, Inc. (a)	1,794	72,352
The TJX Cos., Inc.	2,203	111,912
		325,153
Textiles, Apparel & Luxury Goods – 1.2%
PVH Corp.	698	40,686
Tapestry, Inc.	2,125	47,239
Under Armour, Inc. Class A (a)	2,338	32,358
		120,283
TOTAL CONSUMER DISCRETIONARY		1,177,047
CONSUMER STAPLES – 1.9%
Beverages – 0.5%
Diageo PLC ADR	431	56,108

	Shares	Value

Food & Staples Retailing – 0.9%
The Kroger Co.	2,724	$ 87,740
Personal Products – 0.5%
Edgewell Personal Care Co. (a)	1,846	48,402
TOTAL CONSUMER STAPLES		192,250
ENERGY – 8.5%
Energy Equipment & Services – 0.6%
Borr Drilling Ltd. (a)	4,583	1,788
Oceaneering International, Inc. (a)	3,243	13,232
Schlumberger N.V.	2,610	38,993
TechnipFMC PLC	1,832	10,131
		64,144
Oil, Gas & Consumable Fuels – 7.9%
BP PLC ADR	3,415	52,864
Cabot Oil & Gas Corp.	3,043	54,135
Cenovus Energy, Inc.	13,327	43,713
Cheniere Energy, Inc. (a)	2,124	101,676
Exxon Mobil Corp.	6,494	211,834
Golar LNG Ltd. (a)	4,746	35,832
Hess Corp.	4,083	151,969
The Williams Cos., Inc.	5,605	107,560
Valero Energy Corp.	1,016	39,228
		798,811
TOTAL ENERGY		862,955
FINANCIALS – 19.3%
Banks – 8.2%
Bank of America Corp.	8,254	195,620
Comerica, Inc.	1,012	46,056
HDFC Bank Ltd. ADR (a)	1,350	77,544
The PNC Financial Services Group, Inc.	1,217	136,158
Wells Fargo & Co.	14,528	311,625
Wintrust Financial Corp.	1,142	56,221
		823,224
Capital Markets – 3.9%
Morgan Stanley	1,819	87,585
Nasdaq, Inc.	791	95,703
Northern Trust Corp.	842	65,903
The Goldman Sachs Group, Inc.	482	91,117
Virtu Financial, Inc. Class A	2,473	52,873
		393,181
Insurance – 5.7%
American International Group, Inc.	5,796	182,516
Arch Capital Group Ltd. (a)	3,496	105,614
Chubb Ltd.	1,106	143,681
First American Financial Corp.	727	32,417
MetLife, Inc.	2,096	79,334
RenaissanceRe Holdings Ltd.	192	31,050
		574,612

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Common Stocks – continued
	Shares	Value
FINANCIALS – continued
Thrifts & Mortgage Finance – 1.5%
Radian Group, Inc.	8,706	$ 156,273
TOTAL FINANCIALS		1,947,290
HEALTH CARE – 16.3%
Biotechnology – 1.9%
Amgen, Inc.	555	120,402
Regeneron Pharmaceuticals, Inc. (a)	100	54,356
Viela Bio, Inc. (a)	593	18,923
		193,681
Health Care Equipment & Supplies – 5.2%
Becton Dickinson and Co.	535	123,655
Boston Scientific Corp. (a)	3,557	121,898
Danaher Corp.	647	148,512
Hologic, Inc. (a)	978	67,306
Intuitive Surgical, Inc. (a)	88	58,703
		520,074
Health Care Providers & Services – 5.3%
Centene Corp. (a)	1,745	103,130
Cigna Corp.	626	104,523
Oak Street Health, Inc. (a)	1,102	52,444
UnitedHealth Group, Inc.	766	233,737
Universal Health Services, Inc. Class B	411	45,025
		538,859
Pharmaceuticals – 3.9%
Bristol-Myers Squibb Co.	2,296	134,201
Eli Lilly & Co.	999	130,330
Kala Pharmaceuticals, Inc. (a)	2,328	15,365
Prestige Consumer Healthcare, Inc. (a)	1,305	43,104
Sanofi ADR	1,585	71,800
		394,800
TOTAL HEALTH CARE		1,647,414
INDUSTRIALS – 14.7%
Aerospace & Defense – 3.7%
General Dynamics Corp.	737	96,790
Huntington Ingalls Industries, Inc.	693	102,204
Kratos Defense & Security Solutions, Inc. (a)	3,026	57,161
Northrop Grumman Corp.	412	119,406
		375,561
Air Freight & Logistics – 0.6%
XPO Logistics, Inc. (a)	630	56,700
Building Products – 0.6%
Fortune Brands Home & Security, Inc.	785	63,483
Commercial Services & Supplies – 1.6%
IAA, Inc. (a)	1,105	62,532
KAR Auction Services, Inc.	1,314	19,132
Stericycle, Inc. (a)	887	55,260

	Shares	Value

US Ecology, Inc.	785	$ 23,958
		160,882
Construction & Engineering – 1.0%
AECOM (a)	1,498	67,170
Argan, Inc.	944	38,884
		106,054
Industrial Conglomerates – 4.9%
General Electric Co.	66,320	492,094
Machinery – 1.5%
Donaldson Co., Inc.	1,265	60,088
Ingersoll Rand, Inc. (a)	1,344	46,959
Pentair PLC	850	42,296
		149,343
Road & Rail – 0.8%
Knight-Swift Transportation Holdings, Inc.	2,069	78,601
TOTAL INDUSTRIALS		1,482,718
INFORMATION TECHNOLOGY – 11.9%
Communications Equipment – 2.4%
Cisco Systems, Inc.	4,274	153,437
Telefonaktiebolaget LM Ericsson ADR	7,611	85,319
		238,756
Electronic Equipment, Instruments & Components – 1.9%
Amphenol Corp. Class A	1,023	115,435
Keysight Technologies, Inc. (a)	705	73,933
		189,368
IT Services – 4.7%
Akamai Technologies, Inc. (a)	819	77,903
Black Knight, Inc. (a)	689	60,598
Euronet Worldwide, Inc. (a)	338	30,028
Fidelity National Information Services, Inc.	731	91,075
Leidos Holdings, Inc.	565	46,895
Visa, Inc. Class A	927	168,445
		474,944
Semiconductors & Semiconductor Equipment – 2.9%
Analog Devices, Inc.	548	64,955
Lam Research Corp.	177	60,548
NVIDIA Corp.	342	171,465
		296,968
TOTAL INFORMATION TECHNOLOGY		1,200,036
MATERIALS – 3.3%
Chemicals – 0.7%
Nutrien Ltd.	995	40,477
Olin Corp.	1,850	30,617
		71,094
Containers & Packaging – 1.2%
Avery Dennison Corp.	347	48,021
O-I Glass, Inc.	7,368	69,480
		117,501
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Schedule of Investments (Unaudited)–continued
Common Stocks – continued
	Shares	Value
MATERIALS – continued
Metals & Mining – 1.4%
Commercial Metals Co.	1,581	$ 32,648
Royal Gold, Inc.	636	75,563
Steel Dynamics, Inc.	1,050	33,054
		141,265
TOTAL MATERIALS		329,860
REAL ESTATE – 2.7%
Equity Real Estate Investment Trusts (REITs) – 2.7%
Cousins Properties, Inc.	1,108	28,232
Gaming and Leisure Properties, Inc.	1,027	37,332
Healthcare Trust of America, Inc. Class A	1,380	33,534
Simon Property Group, Inc.	482	30,274
Spirit Realty Capital, Inc.	1,676	50,364
VEREIT, Inc.	4,471	27,720
VICI Properties, Inc.	2,843	65,247
TOTAL REAL ESTATE		272,703
UTILITIES – 2.3%
Electric Utilities – 2.3%
Duke Energy Corp.	1,480	136,323

	Shares	Value

The Southern Co.	1,670	$ 95,941
TOTAL UTILITIES		232,264
TOTAL COMMON STOCKS (Cost $10,188,275)		10,068,605
Money Market Fund – 0.2%

State Street Institutional Treasury Plus Money Market Fund, Trust Class, 0.01% (b) (Cost $20,880)	20,880	20,880
TOTAL INVESTMENT IN SECURITIES – 100.0% (Cost $10,209,155)		10,089,485
NET OTHER ASSETS (LIABILITIES) – 0.0%		1,043
NET ASSETS – 100.0%		$ 10,090,528

Legend
(a)	Non-income producing.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.
Investments in open-end mutual funds (Underlying Funds) are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated underlying fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.
For additional information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
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The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and semiannual report.
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